Acquisitions and Dispositions (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Revenues and Earnings of ALICO that are included in the Company's consolidated statement of operations
Total revenues from Acquisition included in MetLife's 2010 results	$ 950
Income (loss) from continuing operations, net of income tax, from Acquisition included in MetLife's 2010 results	$ (2)